Sales revenue (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Sales revenue [Abstract]
Disclosure of detailed information about breakdown of sales revenue [Table Text Block]
The following is the breakdown of sales revenue for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
National sales
Mid-distillates	9,590,326	8,553,503	10,215,224
Gasoline	6,990,187	6,092,739	6,128,208
Services	3,873,352	4,043,284	4,435,274
Natural gas	1,815,754	1,988,336	1,845,345
Crude oil	909,871	553,666	491,279
Plastic and rubber	833,982	724,708	724,392
LPG and propane	509,619	405,869	335,494
Asphalts	275,803	340,400	461,188
Other products	1,207,245	994,645	988,346
	26,006,139	23,697,150	25,624,750
Recognition of price differential (1)	2,229,953	1,048,022	441,871
	28,236,092	24,745,172	26,066,621
Foreign sales
Crude oil	21,479,063	17,278,579	21,181,265
Fuel oil	1,982,408	2,158,539	2,166,469
Gasoline and turbo fuels	1,223,994	1,046,758	93,125
Diesel	1,213,740	1,604,498	81,982
Plastic and rubber	1,169,101	1,171,342	1,096,730
Natural gas	32,303	58,809	182,950
LPG and propane	15,631	8,568	-
Trading of crude	-	-	1,309,196
Cash flow hedge for future exports – Reclassification to profit or loss (Note 30.2.2)	160,772	33,074	7,646
Other	441,124	380,222	161,287
	27,718,136	23,740,389	26,280,650
	55,954,228	48,485,561	52,347,271

(1)
Corresponds to the application of Decree 1880 of September 2014 and Resolution 180522 of 2010, which defined the procedure for price differentials (value generated by the difference between the parity price and the regulated price, which can be positive or negative). See Note 4.16 – Sales revenue recognition, for more details.

Disclosure of disaggregation of revenue from contracts with customers [Table Text Block]
The following are the sales revenue by geographic area for the years ended December 31, 2017, 2016 and 2015:

	2017	%	2016	%	2015	%
Colombia	28,236,092	50.5%	24,745,172	51.0%	26,066,621	49.8%
United States	12,532,932	22.4%	11,956,967	24.7%	11,921,720	22.8%
Asia	6,136,796	11.0%	2,717,414	5.6%	6,123,593	11.7%
Central America and the Caribbean	6,070,565	10.8%	3,551,894	7.3%	3,366,978	6.4%
South America and others	1,947,226	3.5%	2,568,163	5.3%	886,433	1.7%
Europe	1,030,617	1.8%	2,945,951	6.1%	3,981,926	7.6%
	55,954,228	100%	48,485,561	100%	52,347,271	100%